Recurring Fair Value Measurements (Details) - Schedule of primary assumptions used for the valuation of the conversion feature within the working capital loans - $ / shares			1 Months Ended	9 Months Ended	10 Months Ended
	Mar. 23, 2022	Mar. 01, 2022	Aug. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	2.34%	1.58%	0.97%	4.06%	1.31%
Term	5 years 4 months 2 days	5 years 4 months 24 days		5 years 4 months 2 days
Expected volatility	2.80%	5.90%	17.00%	9.10%	7.70%
Stock Price (in Dollars per share)	$ 10.02	$ 10.01	$ 9.197	$ 10.14	$ 9.98
Strike price-debt conversion (in Dollars per share)	1	1		1
Strike price - warrants (in Dollars per share)	$ 11.5	$ 11.5		$ 11.5
Term - debt conversion	4 months 2 days	4 months 24 days		4 months 2 days
Term - warrant conversion	5 years 4 months 2 days	5 years 4 months 24 days		5 years 4 months 2 days
Probability of transaction	80.00%	80.00%
Target [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of transaction	40.00%	40.00%
Target one [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of transaction	60.00%	60.00%
Target Three [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of transaction				30.00%
Target Four [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of transaction				70.00%